PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Prepaid expenses	87	121	16
Deferred IPO costs	4,250	5,302	682
Others	346	62	8
Total	4,683	5,485	706